Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS
Entity Central Index Key	0001474365
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 31, 2019
Document Effective Date	Jan. 01, 2020
Prospectus Date	Jan. 01, 2020
Capital Group Core Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCMPX
Capital Group Short-Term Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CSTMX
Capital Group California Core Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCCMX
Capital Group California Short-Term Municipal Fund SM | Share class
Prospectus:
Trading Symbol	CCSTX
Capital Group Core Bond Fund SM | Share class
Prospectus:
Trading Symbol	CCBPX